Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$ 216	$ 185
Payroll-related accruals	2,049	1,789
Environmental reserve	517	523
Inventory reserve	720	486
Allowance for doubtful accounts	185	185
Accrued warranty	966	703
Other	1,018	396
Deferred tax assets net current	5,671	4,267
Deferred income taxes-noncurrent:
Accrued pension obligations	(11,741)	(10,572)
Unrecognized pension and postretirement benefit plan liabilities	10,038	11,305
Accumulated depreciation	(4,967)	(4,256)
Stock-based compensation	692	854
Postretirement obligations	171	325
NOL/credit carry-forwards	143	159
Other	537	1,176
Deferred tax assets gross non current	$ (5,127)	$ (1,009)